NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
At begiinning	¥ 25,320
Changes from financing cash flows	(13,813)
Changes from operating activities	(493)
At end	11,014	¥ 25,320
Due to the related companies [Member]
Statement Line Items [Line Items]
At begiinning	13,747	21,007
Changes from financing cash flows	(9,213)	12,630
Decrease arising from disposal of discontinued operations		(18,607)
Changes from operating activities	(493)	271
Foreign exchange movement		(1,554)
At end	4,041	13,747
Due to the shareholder [Member]
Statement Line Items [Line Items]
At begiinning	11,573
Changes from financing cash flows	(4,600)
Changes from operating activities
At end	¥ 6,973	¥ 11,573